Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Qualifying corporations is taxed			8.25%
Percentage of assessable profits			16.50%
Income tax rate percentage			16.50%
Net operating loss carry-forwards			$ 91,436,307		$ 102,367,435
Loss carry-forward			13,854,614
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits rate			$ 2,000,000
Subsidiaries income tax rate			16.50%
Income tax rate percentage	16.50%
United Kingdom [Member]
Income Taxes [Line Items]
Income tax rate percentage	19.00%		19.00%
Singapore [Member]
Income Taxes [Line Items]
Income tax rate percentage	17.00%		17.00%
United States (Nevada) [Member]
Income Taxes [Line Items]
Income tax rate percentage	21.00%		21.00%
DiamiR Biosciences Corp. [Member]
Income Taxes [Line Items]
Income tax rate percentage		21.00%		21.00%
Net operating loss		$ 1,541,000		$ 1,047,000
Net operating loss state		392,000		392,000
Federal NOLs		$ 165,000
Percentage rate		80.00%
Valuation allowance increase		$ 104,071		181,606
Accrued interest or penalties		$ 20,483		$ 4,000
Income tax examination, description		2017 to 2025 tax years remained subject to examination
Minimum [Member]
Income Taxes [Line Items]
Percentage of assessable profits			16.50%
Maximum [Member]
Income Taxes [Line Items]
Percentage of assessable profits			15.00%